Basis for the Preparation of these Financial Statements and Applicable Accounting Standards	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Basis for the Preparation of these Financial Statements and Applicable Accounting Standards
3.	BASIS FOR THE PREPARATION OF THESE FINANCIAL STATEMENTS AND APPLICABLE ACCOUNTING STANDARDS

Presentation basis

Applicable Accounting Standards

These consolidated financial statements have been prepared in accordance with the international financial reporting standards (IFRS) issued by the International Accounting Standards Board (IASB).

The consolidated financial statements of the Bank comprise the Standards and Interpretations adopted by the IASB and includes:

•	the IFRS;

•	the International Accounting Standards (IAS); and

•	the interpretations developed by the IFRS Interpretations Committee (IFRIC) or former IFRIC (SIC).

In the preparation of these consolidated financial statements, the Bank further contemplated the exceptions and exemptions provided for in IFRS 1 “First-time Adoption of IFRS” and those which were applied are described in the section “First-time Adoption of IFRS” of this note.

Up to the fiscal year ended December 31, 2017, the Bank prepared its financial statements in accordance with the rules and standards issued by the BCRA. The financial information for previous fiscal years and included in these consolidated financial statements for comparative purposes, was modified and is disclosed in accordance with the basis described in the preceding paragraphs. The effects of changes between the standards applied at the end of the fiscal year ended December 31, 2017 and the IFRS, are explained in the reconciliations disclosed under the title “First-time Adoption of IFRS” of this note.

Going concern

The Bank’s management has made an assessment of its ability to continue as a going concern and is satisfied that it has the resources to continue in business for the foreseeable future. Furthermore, management is not aware of any material uncertainties that may cast significant doubt on the Bank’s ability to continue as a going concern. Therefore, these consolidated financial statements continue to be prepared on the going concern basis.

Figures expressed in thousands of pesos

The consolidated financial statements disclose figures expressed in thousands of Argentine pesos in terms of purchasing power as of December 31, 2018, except otherwise indicated, and are rounded up to the nearest amount in thousands of pesos, unless otherwise expressly stated.

Statement of financial position—Disclosure

The Bank presents its assets and liabilities in order of liquidity. The analysis referred to the recovery of assets and settlement of liabilities during the 12 months following the reporting date and more than 12 months after the reporting date is disclosed in note 24.

Financial assets and financial liabilities are generally reported gross in the statement of financial position. They are only offset and reported net when there is a legal and enforceable right to offset such financial assets and liabilities and the Management also intends to settle them on a net basis or to realize assets and settle liabilities simultaneously.

These consolidated financial statements were prepare on the basis of historical cost except for monetary Regulation Instruments of the BCRA and certain Federal Government Securities, which were valued at fair value through Other Comprehensive Income (OCI) and Provincial Government Securities, certain Federal Government Securities, Corporate Bonds, listed Debt Securities and Certificates of Participation in Financial Trusts, unlisted Participation in Financial trust and listed or unlisted Investments in Equity Instruments, which were valued at Fair Value Through Profit or Loss. In addition, derivative instruments (term and forwards transactions) both assets and liabilities were valued at Fair Value through Profit or Loss.

Comparative information

The statement of financial position as of December 31, 2018, the statement of income and other comprehensive income, the statement of changes in shareholders’ equity and the statement of cash flows for the fiscal year ended December 31, 2018, are presented comparatively with the immediately preceding fiscal year.

The Bank has not restated comparative information for 2017 and 2016 for impairment of financial instruments in the scope of IFRS 9. Therefore, the comparative information for 2017 and 2016 is reported under previous standards (BCRA Communiqué “A” 2950 and supplementary) and is not comparable with the information presented for 2018. Differences arising from the adoption of IFRS9 have been recognized directly in retained earnings as of January 1, 2018 and are disclosed 3.2.4.3.

Additionally, in compliance with IFRS 1 and since these consolidated financial statements are the first ones being submitted pursuant to IFRS, it is included the opening statement of financial position to the transition date (January 1, 2017).

Measuring unit

These consolidated financial statements as of December 31, 2018 and the corresponding figures for previous fiscal years have been restated for the changes in the general purchasing power of the functional currency (Argentine pesos) of the Bank as established by IAS 29. As a result, these consolidated financial statements are stated in terms of the measuring unit current at the end of the reporting period, except otherwise indicated.

According with IAS 29, the restatement of financial statements is needed when the functional currency is the currency of a hyperinflationary economy. To achieve consistency in identifying an economic environment of that nature, IAS 29 establishes (i) certain qualitative indicators, not limited to, consist of analyzing the general population behavior, prices, interest rates and wages with changes to a price index and the loss of purchasing power, and (ii) as quantitative characteristic, which is the mostly condition used in practice, to test if a three-year cumulative inflation rate is around 100% or more. Whilst in the recent years there was an important increase in the general level prices, the three-year cumulative inflation had maintained in Argentina below 100%. However, due to miscellaneous macroeconomic factors the three-year inflation rate for 2018 exceeds that figures, and, also the Argentine government goals and other available estimates indicate that this trend will not be reversed in the short term.

The restatement was applied as if the economy had always been hyperinflationary; using a general price index that reflects changes in general purchasing power. To apply the restatement, a series of indexes were used, as prepared and published on a monthly basis by the Argentine Federation of Professionals Councils in Economic Sciences (FACPCE, for its acronym in Spanish), which combines consumer price index (CPI) on a monthly basis published by the Argentine Institute of Statistics and Censuses (INDEC, for its acronym in Spanish) since January 2017 (baseline month: December 2016) with the wholesale prices indexes published by the INDEC until that date. For the months of November and December 2015, for which the INDEC did not publish the wholesale price index (WPI) variation, the CPI variation for CABA was used.

Considering the abovementioned indexes, the inflation rate was 47.64 % and 24.79 % for the fiscal years ended on December 31, 2018 and 2017, respectively.

Below is a description of the restating mechanism provided by IAS 29:

Restatement of the statements of financial position:

(i)

Monetary items (the ones that are already stated in terms of the current measuring unit) are not restated because they are already expressed in terms of the monetary unit current at the end of the reporting period. In an inflationary period, an entity holding monetary assets generates purchasing power loss and holding monetary liabilities generates purchasing power gain, provided that the assets and liabilities are not linked to an adjustment mechanism that offsets, in some extend such effects. The net gain or loss on a monetary basis shall be included in profit or loss for the period.

(ii)	Assets and liabilities subject to adjustments based on specific agreements will be adjusted in accordance with such agreements.

(iii)

Nonmonetary items stated at current cost at the end of the reporting period, are not restated for presentation purposes in the statement of financial position, but the adjustment process must be completed to determine, in terms of constant measurement unit, the income or loss produced by holding these nonmonetary items.

(iv)

Nonmonetary items carried at historical cost or at current cost at some earlier date before the reporting date, shall be restated by an index that reflects the general level of price variation from the acquisition or revaluation date to the closing date, proceeding then to compare the restated amounts of those assets with their recoverable amounts. Income or loss for the period related to depreciation of property, plant and equipment and amortization of Intangible Assets and Other nonmonetary cost shall be determined over the new restated amounts.

(v)	When an entity capitalizes borrowing cost in the nonmonetary assets, the part of the borrowing cost that compensates for the inflation during the same period will not be capitalized.

(vi)

The restatement of nonmonetary assets in terms of a current measurement unit at the end of the reporting period, without an equivalent adjustment for tax purposes generates a taxable temporary difference and a deferred income tax liability is recognized and the contra account is recognized as profit or loss for the period. When, beyond the restatement, there is a revaluation of nonmonetary assets, the deferred tax related to the restatement is recognized in profit or loss for the period and deferred tax related with the revaluation is recognized in other comprehensive income for the period.

Restatement of the statements of comprehensive income:

(i)

Income and expenses are restated from the date the items were recorded, except for those income or loss items that reflect or include, in their determination, the consumption of assets measured at the currency purchasing power from a date prior to that which the consumption was recorded, which is restated using as a basis the acquisition date of the assets related to the item, except for gains or losses that derive from indexed assets or liabilities and except for income or losses arising from comparing the two measurements at currency purchasing power of different dates, for which it requires to identify the compared amounts, to restate them separately and to repeat the comparison, with the restated amounts.

(ii)	The gain or loss for holding monetary assets and liabilities, is separately disclosed in the consolidated statement of income.

Restatement of the statements of changes in shareholders’ equity:

(i)	As the transition date (the beginning of comparative periods), the Bank has applied the following rules:

(a)

The components of equity, except earnings reserves and unappropriated retained earnings, were restated from the dates the components were contributed or otherwise arose. The capital stock disclosed in the consolidated statement of changes in shareholders’ equity is shown in a nominal basis and its inflation adjustment is included in “adjustment to shareholders’ equity”.

(b)	Earnings reserves were stated at nominal value at the transition date.

(c)

The unappropriated retained earnings were determinated as a difference between the restated net asset at the transition date and the other components of equity, restated as mentioned in the abovementioned paragraphs.

(ii)

After the restatement at the transition date abovementioned in (i), all equity’s components were restated by applying a general price index as mentioned before from the beginning of the period or the date of contribution, if later.

Restatement of the statements of cash flows:

IAS 29 requires that all items in the statement of cash flows are expressed in terms of the measuring unit current at the end of the reporting fiscal year.

The monetary gain or losses generated by cash and cash equivalents are separately disclosed in the statement of cash flows from the cash flows from operating activities and the effect of exchange rate fluctuation, as a specific item of the reconciliation between cash and cash equivalent at the beginning and the end of the fiscal years.

As a consequence, the application of IAS 29 results in an adjustment for the loss of purchasing power of the argentine peso recorded in the consolidated statement of income as a loss on the net monetary position. In a period of inflation, as the Bank holds an excess of monetary assets over monetary liabilities, it loses purchasing power, which results in a loss on the net monetary position. This loss is derived as the difference resulting from the restatement of non-monetary assets and liabilities, equity and items in the statement of comprehensive income. Corresponding figures as of December 31, 2017 and January 1, 2017, have also been restated so that they are presented in terms of the purchasing power of the argentine peso as of December 31, 2018.

Basis for Consolidation

These consolidated financial statements include the financial statements of the Bank and its subsidiaries as of December 31, 2018.

Subsidiaries are all the entities controlled by the Bank. The Bank controls other entity when it is exposed, or has rights, to variable returns from its continuing involvement with such other entity, and has the ability to use its power to direct the operating and financing policies of such other entity, to affect the amounts of such returns.

This generally happens when there is a shareholding of more than half of its shares having voting rights.

Notwithstanding the above, under certain particular circumstances, the Bank may still have control with less than a 50% participating interest or may not have the control even if it holds more than half of the shares of such other entity. Upon evaluating whether it has power over the controlled entity, and therefore controls the variation of its returns, the Bank shall consider all relevant facts and circumstances, including:

•	The purpose and design of the controlled entity,

•	What the relevant activities are and how decisions about those activities are made and whether the Bank has the ability to direct such relevant activities,

•	Contractual arrangements such as call rights, put rights and liquidation rights,

•

Whether the Bank is exposed, or has rights, to variable returns from its involvement with such controlled entity, and whether the Bank has the ability to use its power over the controlled entity to affect the amount of the Bank’s returns.

The Bank has no interests in structured entities that required to be consolidated.

Subsidiaries are completely consolidated since the date of the effective transfer of the control over the same to the Bank and consolidation ceases when the Bank loses control over the subsidiaries. These consolidated financial statements include the assets, liabilities, income and each component of other comprehensive income of the Bank and its subsidiaries. Transactions between consolidated entities are completely eliminated.

Changes in a parent’s ownership interest in a subsidiary that do not result in the parent losing control of the subsidiary are equity transactions. However, if a parent company loses control of a subsidiary, it shall derecognize the assets (including any goodwill) and liabilities of the subsidiary, any non-controlling interests in the former subsidiary and other capital components, while any profit or loss derived from the transaction, event or circumstances that resulted in the loss of control shall be recognized as in profit or loss, and any investment retained in the former subsidiary shall be recognized at its fair value at the date when control is lost.

The financial statements of the subsidiaries have been prepared as of the same dates and for the same accounting periods as those of the Bank, using uniform accounting policies consistent with those applied by the entity. In case necessary, adjustments shall be made to the financial statements of the subsidiaries so that the accounting policies used by the group will be uniform.

The Bank considers the Argentine peso as its functional and presentation currency. To such effect, before consolidation, the financial statements of its subsidiary Macro Bank Limited, originally expressed in US dollars, were translated to pesos (presentation currency) using the following method:

•

Assets and liabilities were converted at the reference exchange rate of the BCRA, in force for that foreign currency at the closing of business on the last business day of the fiscal years ended December 31, 2018 and 2017 and January 1, 2017.

•

Figures related to the owners’ contributions (capital stock, stock issuance premium and irrevocable capital contributions) were translated applying the effective exchange rates as of the date on which such contributions were paid in.

•	Income for the fiscal years ended December 31, 2018 and 2017 were translated to pesos on a monthly basis, using the monthly average of the reference exchange rate of the BCRA.

•

Foreign currency translation differences arising as a result of the preceding paragraphs are recognized as a separate component within the Shareholders’ Equity account reporting them in the statement of other comprehensive income, which is called “Foreign currency translation differences in financial statements conversion”.

On the other hand, noncontrolling interests represent the portion of income and equity not directly or indirectly attributable to the Bank. In these consolidated financial statements they are disclosed as a separate line in the statement of financial position, the statement of income, the statement of other comprehensive income and the statement of changes in shareholders’ equity.

As of December 31, 2018 and 2017 and January 1, 2017, the Bank has consolidated its financial statements with the financial statements of the following companies:

Subsidiaries	Principal Place of Business	Country	Main Activity
Banco del Tucumán SA	San Martín 721 – San Miguel de Tucumán – Province of Tucumán	Argentina	Banking entity

Macro Securities SA (a) and (b)	Av. Eduardo Madero 1182 – Autonomous City of Buenos Aires	Argentina	Stock exchange services

Macro Fiducia SA	Av. Leandro N. Alem 1110– 1st floor. Autonomous City of Buenos Aires	Argentina	Services

Macro Fondos SGFCISA	Av. Eduardo Madero 1182– 24th floor, Office B–. Autonomous City of Buenos Aires	Argentina	Management and administration of mutual funds

Macro Bank Limited (c)	Caves Village, Building 8 Office 1 – West Bay St., Nassau	Bahamas	Banking entity

(a)	Consolidated with Macro Fondos SGFCI SA (80.90% equity interest and voting rights).

(b)	The indirect interest of Banco Macro SA comes from Macro Fiducia SA.

(c)	Consolidated with Sud Asesores (ROU) SA (100% voting rights – Equity interest 3,602).

The tables below show the Bank’s equity interest and voting rights in the companies it consolidates:

•	As of December 31, 2018:

Subsidiaries	Shares		Bank’s interest		Noncontrolling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting rights
Banco del Tucumán SA	Common	439,360	99.945%	99.945%	0.055%	0.055%
Macro Securities SA	Common	12,776,680	99.921%	99.932%	0.079%	0.068%
Macro Fiducia SA	Common	6,475,143	98.605%	98.605%	1.395%	1.395%
Macro Fondos SGFCISA	Common	327,183	99.936%	100.00%	0.064%
Macro Bank Limited	Common	39,816,899	99.999%	100.00%	0.001%

• As of December 31, 2017 and January 1, 2017:

Subsidiaries	Shares		Bank’s interest		Noncontrolling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting rights
Banco del Tucumán SA	Common	395,341	89.932%	89.932%	10.068%	10.068%
Macro Securities SA	Common	12,776,680	99.921%	99.932%	0.079%	0.068%
Macro Fiducia SA	Common	6,475,143	98.605%	98.605%	1.395%	1.395%
Macro Fondos SGFCISA	Common	327,183	99.936%	100.00%	0.064%
Macro Bank Limited	Common	39,816,899	99.999%	100.00%	0.001%

Total assets, liabilities and net equity of the Bank and each of its subsidiaries as of December 31, 2018 and 2017 and January 1, 2017 are as follows:

As of 12/31/2018	Banco Macro SA	Banco del Tucumán SA	Other Subsidiaries	Eliminations	Consolidated
Assets	331,584,996	21,694,446	4,131,793	(6,178,244)	351,232,991
Liabilities	270,426,096	18,943,772	1,752,351	(800,062)	290,322,157
Equity attributable to the owners of the Bank					60,908,329
Equity attributable to non-controlling interests					2,505

As of 12/31/2017	Banco Macro SA	Banco del Tucumán SA	Other Subsidiaries	Eliminations	Consolidated
Assets	318,567,229	21,987,748	4,339,547	(6,824,658)	338,069,866
Liabilities	247,125,630	18,920,159	1,870,436	(1,597,953)	266,318,272
Equity attributable to the owners of the Bank					71,441,599
Equity attributable to non-controlling interests					309,995

As of 01/01/2017	Banco Macro SA	Banco del Tucumán SA	Other Subsidiaries	Eliminations	Consolidated
Assets	275,489,323	21,344,235	4,089,662	(5,895,654)	295,027,566
Liabilities	228,587,486	17,507,273	2,042,709	(398,913)	247,738,555
Equity attributable to the owners of the Bank					46,901,837
Equity attributable to non-controlling interests					387,174

The Bank’s Management considers there are no other companies or structured entities to be included in the consolidated Financial Statements as of December 31, 2018 and 2017.

Summary of significant accounting policies

Below there is a description of the principal valuation and disclosure criteria used for the preparation of these consolidated financial statements as December 31, 2018 and 2017 and January 1, 2017:

3.1	Assets and liabilities denominated in foreign currency:

The Bank considers the Argentine Peso as its functional and presentation currency. The assets and liabilities denominated in foreign currency, mainly in US dollars, were valued at BCRA benchmark US dollar exchange rate effective as of the closing date of transactions on the last business day of each fiscal year.

Additionally, assets and liabilities denominated in other foreign currencies were translated at the repo exchange rate in US Dollars communicated by the BCRA’s dealing room. Foreign exchange differences were recorded in the related Statements of income as “Difference in quoted prices of gold and foreign currency”.

3.2	Financial Instruments

Initial Recognition and Measurement

The Bank recognizes a financial instrument when it becomes party to the contractual provisions thereof.

The purchase and sale of financial assets requiring the delivery of assets within the term generally established by the rules and regulations or the market conditions are recorded on the transaction’s trading date, i.e., on the date the Bank undertakes to acquire or sell the relevant asset.

At initial recognition, the financial assets and liabilities were recognized at fair value. Those financial assets and liabilities not recognized at fair value through profit or loss, were recognized at fair value adjusted for transactions costs directly attributable to the acquisition or issue of the financial asset or liability.

At initial recognition, the fair value of a financial instrument is generally the transaction price. Nevertheless, if part of the consideration received or paid is for something different from the financial instrument, the Bank estimates the fair value of the financial instrument. If the fair value is based on a valuation technique that uses only data from observable markets, the Bank shall recognize the difference between the fair value at the initial recognition and the transaction price as gain or loss. When the fair value is based on a valuation technique that uses data from nonobservable markets, the Bank shall recognize that deferred difference in profit or loss only to the extent that it arises from a change in a factor (including time) that market participants would take into account when pricing the asset or liability, or when the instrument is derecognized.

Finally, in the normal course of business, the Bank arranges repo transactions. According to IFRS 9, assets involved in repurchase and reverse repurchase transactions and received from or delivered to third parties, respectively, do not qualify to be recognized or derecognized, respectively.

Subsequent measurement – Business Model

The Bank established three categories for the classification and measurement of its debt instruments, in accordance with the Bank’s business model to manage them and the contractual cash flow characteristics thereof:

•	At amortized cost: the objective of the business model is to hold financial assets in order to collect contractual cash flows.

•

At fair value through other comprehensive income: the objective of the business model is both collecting the contractual cash flows of the financial asset and/or of those derived from the sale of the financial asset.

•	At fair value from profit or loss: the objective of the business model is generating income derived from the purchase and sale of financial assets.

Therefore, the Bank measures its financial assets at fair value, except for those that meet the following two conditions and are measured at amortized cost:

•	The financial assets are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows,

•	The contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Bank’s business model is determined at a level that reflects how groups of financial assets are managed together to achieve a particular business objective.

The business model is not assessed on an instrument-by-instrument approach, but it should rather be determined on a higher level of aggregation and is based on observable factors such as:

•	how the performance of the business model and the financial assets held within that business model are evaluated and reported to the Bank’s key management personnel,

•	the risks that affect the performance of the business model (and the financial assets held within that business model) and, in particular, the way in which those risks are managed; and,

•	the expected frequency, value, timing and reasons of sales are also important aspects.

The assessment of the business model is performed on the basis of scenarios that the Bank reasonably expects to occur, without taking into account the scenarios such as the so-called ‘worst case’ or ‘stress case’ scenarios. If after the initial recognition cash flows are realized in a way that is different from the Bank’s expectations, the classification of the remaining financial assets held in that business model does not change, but it rather considers all relevant information to assess the newly originated or newly purchased financial assets.

Test of solely payments of principal and interest (SPPI)

As part of the classification process, the Bank assessed the contractual terms of its financial assets in order to determine if such financial instruments give rise to cash flows on specific dates which are solely payments of principal and interest on the principal amount outstanding.

For the purposes of this assessment, “principal” is defined as the fair value of the financial asset at initial recognition, provided such amount may change over the life of the financial instrument, for example, if there are repayments of principal or premium amortization or discount.

The most significant elements of interest within a loan agreement are typically the consideration for the time value of money and credit risk.

In order to SPPI test contractual cash flow characteristics, the Bank applies judgment and considers relevant factors such as the currency in which the financial asset is denominated and the period for which the interest rate is set.

However, contractual terms that introduce exposure to risks or volatility in the contractual cash flows that are unrelated to a basic lending arrangement, do not give rise to contractual cash flows that are solely payments of principal and interest on the principal amount outstanding. In such cases, financial assets are required to be measured at fair value through profit or loss.

Therefore, the financial assets were classified pursuant to the above expressed as “Financial assets at fair value through profit or loss”, “Financial assets at fair value through other comprehensive income” or “Financial assets at amortized cost”. Such classification is disclosed in note 12.

•	Financial assets and liabilities at fair value through profit or loss

This category presents two subcategories: financial assets at fair value held for trading and financial assets initially designated at fair value by the Management or under section 6.7.1. of IFRS 9. The Bank has only financial assets at fair value through profit or loss for trading purposes.

The Bank classifies the financial assets as held for trading when they have been acquired or incurred principally for the purpose of selling or repurchasing it in the near term or when they are part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit-taking.

Financial assets and liabilities at fair value through profit or loss are recognized at fair value in the statement of financial position. Changes in fair value are recognized under the item “Net Income for measurement of financial instruments at fair value through profit or loss” in the statement of income, as well as interest income or expenses and dividends pursuant to the contractual terms and conditions, or when the right to receive payment of the dividend is established.

The fair value estimation is explained on a detail basis in section “Accounting judgments, estimates and assumptions” of this note.

Note 12 to these consolidated financial statements describes the valuation process of financial instruments at fair value.

•	Financial assets at fair value through other comprehensive income (OCI)

A financial asset shall be measured at fair value through other comprehensive income if (i) the financial instrument is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and (ii) the contractual terms of the financial asset meet the determination that cash flows are solely payments of principal and interest on the principal amount outstanding.

Debt instruments at fair value through other comprehensive income are recognized in the statement of financial position at fair value. Profits and losses derived from changes in fair value are recognized in other comprehensive income as “Profits or losses from financial instruments measured at fair value through other comprehensive income”. Interest income (calculating by the “effective interest method”, which is explained in the following section), profit and loss from translation differences and impairment are recognized in the statement of income in the same manner as for financial assets measured at amortized cost and are disclosed as “Interest income”, “Difference in quoted prices of gold and foreign currency” and “Credit loss expense on financial assets”, respectively.

When the Bank has more than one investment on the same security, it must be considered that they shall be disclosed using the first in first out costing method.

On derecognition, gains and losses accumulated previously recognized in OCI are reclassified to profit or loss.

•	Financial assets at amortized cost – Effective interest method

They represent financial assets held in order to collect contractual cash flows and the contractual terms of which give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, these financial assets are recognized in the statement of financial position at amortized cost using the effective interest method, less the allowances for expected credit losses.

Interest income and impairment are disclosed in the statement of income as “Interest income” and “Credit loss expense on financial assets”, respectively. Changes in the allowance are presented in note 9.

The effective interest method uses the rate that allows the discount of estimated future cash payments or receipts through the expected life of the financial instrument or lesser term, if applicable, to the net carrying amount of such financial instrument. When applying this method, the Bank identifies points paid or received, fees, premiums, discounts and transaction costs, incremental and direct costs as an integral part of the effective interest rate. For such purposes, interest is the consideration for the time value of money and for the credit risk associated with the amount of principal outstanding during a specific period of time.

3.2.1	Cash and deposits in banks

They were valued at their nominal value plus the relevant accrued interest, if applicable. Accrued interests were allocated in the statement of income as “Interest income”.

3.2.2	Repo transactions (purchase and sale of financial instruments)

These transactions were recognized in the statement of financial position as financing granted (received), as “Repo transactions”.

The difference between purchase and sale prices of such instruments were recognized as interest accrued during the effective term of the transactions using the effective interest method and were allocated in the statement of income as “Interest income” and “Interest expense”.

3.2.3	Loans and other financing

They are non-derivative financial assets that the Bank holds within a business model whose objective is to hold financial assets in order to collect contractual cash flows and the contractual terms of which give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, loans and other financing were measured at amortized cost using the effective interest method, less the credit loss expense on financial assets. The amortized cost was calculated taking into account any discount or premium incurred in the origination or acquisition, and origination fees or commissions, which are part of the effective interest rate. Income from interest was allocated in the statement of income as “Interest income”.

3.2.4	Impairment of financial assets

The adoption of IFRS 9 has changed the Bank’s accounting for impairments of financial assets by replacing the provisions of BCRA Communiqué “A” 2950 and supplementary provisions of the BCRA, which were built-up based on estimated losses of the credit facilities of the Bank, with a forward-looking expected credit losses (hereinafter, ECL) approach. IFRS 9 requires the Bank to record an allowance for ECLs for all loans and other debt financial assets not held at fair value through profit or loss, together with loan commitments and financial guarantee contracts. The allowance is based on the ECLs associated with the probability of default in the next twelve months unless there has been a significant increase in credit risk since origination. If the financial asset meets the definition of purchased or originated credit impaired (POCI), the allowance is based on the change in the ECLs over the life of the asset.

Details of the Bank’s impairment method are disclosed in note 50. The impact of applying IFRS 9 as at January 1, 2018 are disclosed in notes 9 and 50.

Impairment losses are included in the statement of income as “Credit loss expense on financial assets”. The section “Accounting judgments, estimates and assumptions” in this note includes a more detailed description of impairment estimates.

3.2.4.1.	Policy applicable from January 1, 2018

3.2.4.1.1.	Overview of the Expected Credit Loss (ECL) principles

The adoption of section 5.5. “Impairment” of IFRS 9 has changed the Bank’s loss impairment of financial assets method by replacing Central Bank’s Rules incurred loss approach with a forward-looking approach. From January 1, 2018, the Bank has been recording the allowance for expected credit losses for all loans and other debt financial assets not held at fair value through profit or loss, together with loan commitments and financial guarantee contracts, in this section all referred to as ‘financial instruments’. Equity instruments are not subject to impairment under IFRS 9.

The allowance for expected credit loss is based on the credit losses expected to arise over the life of the asset (the lifetime expected credit loss), unless there has been no significant increase in credit risk since origination, in which case, the allowance is based on the 12 months expected credit loss as described in note 3.2.4.1.2.

The 12 months expected credit loss (hereinafter, 12mECL) is the portion of the lifetime expected credit loss (hereinafter, LTECL) that represents the ECLs that result from default events on a financial instrument that are possible within the 12 months after the reporting date.

Both the LTECL and 12mECL are calculated on either an individual basis or a collective basis, depending on the nature of the underlying portfolio of financial instruments.

The Bank has established a policy to perform an assessment, at the end of each reporting period, of whether a financial instrument’s credit risk has increased significantly since initial recognition, by considering the change in the risk of default occurring over the remaining life of the financial instrument.

Based on the above process, the Bank groups its loans into Stage 1, Stage 2, Stage 3 and Purchased or originated credit impaired (POCI), as described below:

•

Stage 1: when financial assets subject to impairment according to section 5.5 of IFRS 9 are first recognized, the Bank recognizes an allowance based on 12mECL. Stage 1 financial assets also include facilities where the credit risk has improved and the financial asset has been reclassified from Stage 2.

•

Stage 2: when a financial asset has shown a significant increase in credit risk since origination, the Bank records an allowance for the LTECL. Stage 2 financial assets also include facilities, where the credit risk has improved and the loan has been reclassified from Stage 3.

•	Stage 3: financial assets considered credit -impaired. The Bank records an allowance for the LTECL.

•

POCI: purchased or originated credit impaired (POCI) assets are financial assets that are credit impaired on initial recognition. POCI assets are recorded at fair value at original recognition and interest income is subsequently recognized based on a credit-adjusted Effective Interest Rate (EIR). ECLs are only recognized or released to the extent that there is a subsequent change in the expected credit losses. It is worthwhile to mention that the Bank has not purchased nor originated POCI financial assets.

For financial assets for which the Bank has no reasonable expectations of recovering either the entire outstanding amount, or a proportion thereof, the gross carrying amount of the financial asset is reduced.

The Bank estimates an allowance for expected credit losses on the following financial assets:

•	Loans and other financing.

•	Other financial assets at amortized cost.

•	Other debt Securities at amortized cost.

•	Other debt Securities measured at fair value through Other Comprehensive Income (OCI).

•	Loan commitments and letters of credit.

•	Guarantees and other commitments.

3.2.4.1.2.	The calculation of Expected Credit Loss

The Bank calculates ECLs based on a three probability—weighted scenarios to measure the expected cash shortfalls, discounted at an approximation to the EIR. A cash shortfall is the difference between the cash flows that are due to an entity in accordance with the contract and the cash flows that the entity expects to receive.

The mechanics of the ECL calculations are outlined below and the key elements are, as follows:

•

PD (Probability of Default): is an estimate of the likelihood of default over a given time horizon. A default may only happen at a certain time over the assessed period, if the facility has not been previously derecognized and is still in the portfolio.

•

EAD (Exposure at Default): is an estimate of the exposure at a future default date, taking into account expected changes in the exposure after the reporting date, including repayments of principal and interest, whether scheduled by contract or otherwise, expected drawdowns on committed facilities, unused agreed commitments and accrued interest from missed payments.

•

LGD (Loss Given Default): is an estimate of the loss arising in the case where a default occurs at a given time. It is based on the difference between the contractual cash flows due and those that the lender would expect to receive, including from the realization of any collateral. It is usually expressed as a percentage of the EAD.

When estimating the ECLs, the Bank considers three scenarios (base case, upside and downside). Each of these is associated with different PDs and LGDs. When relevant, the assessment of multiple scenarios also incorporates how defaulted loans are expected to be recovered, including the probability that the loans will cure and the value of collateral or the amount that might be received for selling the asset.

With the exception of credit cards and other revolving facilities, the maximum period for which the credit losses are determined is the contractual life of a financial instrument unless the Bank has the legal right to call it earlier.

The calculation of ECLs, including the estimation of the expected period of exposure and discount rate is made on an individual basis for commercial products and on a collective basis for consumer products. The collective assessments are made separately for portfolios of facilities with similar credit risk characteristics.

The mechanics of the ECL method are summarized below:

•

Stage 1: the 12mECL is calculated as the portion of LTECL that represents the ECLs that result from default events on a financial instrument that are possible within the 12 months after the reporting date. The Bank calculates the 12mECL allowance based on the expectation of a default occurring in the 12 months following the reporting date. These expected 12-month default probabilities are applied to a forecast EAD and multiplied by the expected LGD and discounted by effective interest rate (EIR). This calculation is made for each of the three scenarios (base case, upside and downside), as explained above.

•

Stage 2: when a financial instrument has shown a significant increase in credit risk since origination, the Bank records a credit loss expense on financial assets for the LTECL. The mechanics are similar to those explained above, including the use of different scenarios, but PDs are estimated over the lifetime of the instrument. The expected cash shortfalls are discounted by an approximation to the original EIR.

•	Stage 3: for financial assets considered credit -impaired, the Bank recognizes the LTECL for these financial assets. The method is similar to that for Stage 2 assets, with the PD set at 100%.

•

Loan commitments and letters of credit: when estimating LTECL for undrawn loan commitments, the Bank estimates the expected portion of the loan commitment that will be drawndown over 12 months or its expected life. The ECL is then based on the present value of the expected shortfalls in cash flows if the loan is drawndown, based on a probability-weighting of the three scenarios. The expected cash shortfalls are discounted at an estimation to the expected EIR on the loan.

For credit cards and revolving facilities that include both a loan and an undrawn commitment, ECLs are calculated and presented together with the loan. For loan commitments and letters of credit, the ECL is recognized within Provisions.

•

Guarantees and other commitments: the Bank’s liability under each guarantee is measured at the higher of the amount initially recognized less cumulative amortization recognized in the income statement, and the ECL provision. For this purpose, the Bank estimates ECLs based on the present value of the expected payments to reimburse the holder for a credit loss that it incurs. The shortfalls are discounted by the risk-adjusted interest rate relevant to the exposure. The calculation is made using a probability-weighting of the three scenarios. The ECLs related to financial guarantee contracts are recognized within Provisions.

3.2.4.1.3.	Debt instruments measured at fair value through OCI

The ECLs for debt instruments measured at fair value through Other Comprehensive Income (OCI) do not reduce the carrying amount of these financial assets in the statement of financial position, which remains at fair value. Instead, an amount equal to the allowance that would arise if the assets were measured at amortized cost is recognized in OCI as an accumulated impairment amount, with a corresponding charge to profit or loss. The accumulated loss recognized in OCI is recycled to the profit and loss upon derecognition of the assets.

3.2.4.1.4.	Credit cards and other revolving facilities

The Bank’s product offering includes a variety of corporate and retail overdraft and credit cards facilities, in which the Bank has the right to cancel and/or reduce the facilities with short notice. The Bank does not limit its exposure to credit losses to the contractual notice period, but, instead calculates ECL over a period that reflects the Bank’s expectations of the customer behavior, its unused agreed commitments, its likelihood of default and the Bank’s future risk mitigation procedures, which could include reducing or cancelling the facilities. Based on the Bank’s methodology, the period over which the Bank calculates ECLs for these products is three years.

The interest rate used to discount the ECLs for credit cards is based on the average effective interest rate that is expected to be charged over the expected period of exposure to the facilities. This estimation takes into account that many facilities are repaid in full each month and are consequently charged no interest.

3.2.4.1.5.	Forward looking information

In its ECL models, the Bank relies on a broad range of forward looking information as economic inputs, such as:

•	GDP growth

•	Unemployment rates

•	Estimates future interest rates

•	Exchange rate

•	Nominal and real salary growth

•	Estimated Inflation

•	Imports and exports

•	Monetary base

The inputs and models used for calculating ECLs may not always capture all characteristics of the market at the date of the financial statements. To reflect this, qualitative adjustments or overlays are occasionally made as temporary adjustments when such differences are significantly material.

3.2.4.1.6.	Collateral valuation

To mitigate its credit risks on financial assets, the Bank seeks to use collateral, where possible. The collateral comes in various forms, such as cash, securities, letters of credit/guarantees, real estate, receivables, other non-financial assets and credit enhancements such as netting agreements. The Bank’s accounting policy for collateral assigned to it through its lending arrangements under IFRS 9 is the same is it was under Central Bank’s Rules. Collateral, unless repossessed, is not recorded on the Bank’s statement of financial position. However, the fair value of collateral affects the calculation of ECLs. It is generally assessed, at a minimum, at inception and re-assessed on a periodically basis.

To the extent possible, the Bank uses active market data for valuing financial assets held as collateral. Other financial assets which do not have readily determinable market values are valued using internal procedures. Non-financial collateral, such as real estate, is valued based on data provided by third parties such as mortgage brokers.

3.2.4.1.7.	Collateral repossessed

The Bank’s accounting policy under IFRS 9 remains the same as it was under Central Bank’s Rules. The Bank’s policy is to determine whether a repossessed asset can be best used for its internal operations or should be sold. Assets determined to be useful for the internal operations are transferred to their relevant asset category at the lower of their repossessed value or the carrying value of the original secured asset.

Assets for which selling is determined to be a better option are transferred to assets held for sale at their fair value (if financial assets) and fair value less cost to sell (if non-financial assets) at the repossession date, in line with the Bank’s policy.

In its normal course of business, the Bank does not physically repossess properties or other assets in its retail portfolio, but engages external agents to recover funds, generally at auction, to settle outstanding debt. Any surplus funds are returned to the customers/obligors. As a result of this practice, the residential properties under legal repossession processes are not recorded on the balance sheet.

3.2.4.1.8.	Write-offs

The Bank’s financial instruments are derecognized after the first month in which the Bank has no reasonable expectation of recovering a financial asset in its entirety or a portion thereof. Any subsequent recoveries impact on the income statement of the current fiscal year under “Recoveries”.

3.2.4.1.9.	Forborne and modified loans

The Bank sometimes makes modifications to the original terms of loans as a response to the borrower’s financial difficulties, rather than taking possession or to otherwise enforce collection of collateral.

The Bank considers a loan forborne when such modifications are provided as a result of the borrower’s present or expected financial difficulties and the Bank would not have agreed to them if the borrower had been financially healthy. Indicators of financial difficulties include defaults on covenants, or significant concerns raised by the Risk Management Department. Forbearance may involve extending the payment arrangements and the agreement of new loan conditions. Once the terms have been renegotiated, any impairment is measured using the original EIR as calculated before the modification of terms. It is the Bank’s policy to monitor forborne loans to help ensure that future payments continue to be likely to occur. Derecognition decisions and classification between Stage 2 and Stage 3 are determined on a case-by-case basis for commercial portfolio and collectively for consumer portfolio. If these procedures identify a loss in relation to a loan, it is disclosed and managed as an impaired Stage 3 forborne asset until it is collected or written off.

From January 1, 2018, when the loan has been renegotiated or modified but not derecognized, the Bank also reassesses whether there has been a significant increase in credit risk. The Bank also considers whether the assets should be classified as Stage 3. Once an asset has been classified as forborne, it will remain in Stage 2 until it is fully collected or considered impaired (Stage 3).

If modifications are substantial, the loan is derecognized and a new loan with different conditions is recognized.

3.2.4.2.	Policy applicable before January 1, 2018

Before January 1, 2018 allowances were built-up based on estimated loan losses of the credit facilities of the Bank, deriving, among other aspects, from the assessment of the compliance level of debtors and the guarantees that secure the relevant transactions taking into account the provisions of Communiqué “A” 2950 and supplementary provisions of the BCRA and the allowance policies of the Bank.

Increases in the reserve were based on the deterioration of the quality of existing loans, while decreases in the reserve were based on improvements in credit risk, regulations requiring the charge off of non-performing loans classified as “non-recoverable, repaid or cured”. The Bank charged-off non-performing loans on the month following the date on which such loans were classified as “irrecoverable without preferred guarantees” and fully provisioned.

In the case of the consumer portfolio, the charge-off took place when the loan was approximately 270 days past due. For the commercial portfolio, the situation depended on the individual evaluation of the credit risk. All charged-off loans were registered in off balance sheet accounts while the Bank continued its collection efforts.

In addition, under Central Bank rules, the Bank recorded recoveries on previously charged-off loans directly to income and recorded the amount of charged-off loans in excess of amounts specifically allocated as a direct charge to the consolidated statement of income. The Bank did not partially charge off troubled loans until final disposition of the loan, rather, the allowance was maintained on a loan-by-loan basis for its estimated settlement value.

The Bank’s consumer portfolio consists principally of personal loans and credit card loans. Personal loans include mainly financing granted to clients under the “Plan Sueldo” payroll services. Clients enrolled in this type of services receive their wages directly through their accounts at the Bank. Payments on such loans are debited directly from the clients’ wages on the due date. The most significant factors affecting the Bank´s consumer portfolio’s credit risk are employment rates and real wages.

The Bank’s commercial portfolio is currently diversified among clients of different size (small, medium-sized businesses and corporations) and who are active in different economic sectors (mainly the agricultural, food, services and construction sectors). The risks associated with this portfolio are principally related to the specific economic performance of each individual client and to economic factors, such as the price and demand of products and services and competitiveness, among others.

The Bank implements monitoring, control and risk-management systems to maintain the credit risk of its loan portfolios at adequate levels.

Under Central Bank rules, a minimum loan loss reserve was calculated primarily based upon the classification of commercial loan borrowers and upon delinquency aging (or the number of days the loan is past due) for consumer and housing loan borrowers. Although the Bank was required to follow the methodology and guidelines for determining the minimum loan loss reserve, as set forth by the Central Bank, the Bank was also allowed by the Central Bank to establish additional loan loss reserve and changes in classification of debtors, as the case maybe, based on the Bank’s risk management policy. The Risk Management Committee decided to increase the amount of the allowance for loan losses by establishing additional allowances after assessing the portfolio risk, basing its decision for example in the analysis macroeconomic conditions.

For commercial loans, the Bank was required to classify all commercial loan borrowers. In order to classify them, the Bank must consider different parameters related to each of those customers.

Pursuant to Central Bank regulations, commercial loans were classified as follows:

Classification	Criteria
In normal situation	Borrowers for whom there is no doubt as to their ability to comply with their payment obligations.

Subject to special monitoring/Under observation	Borrowers that, among other criteria, are up to 30 days past due and, although considered to be able to meet all their financial obligations, are sensitive to changes that could compromise their ability to honor debts absent timely corrective measures.

Subject to special monitoring / Under negotiation or refinancing agreement	Borrowers who are unable to comply with their obligations as agreed with the Bank and, therefore, formally state, within 60 calendar days after the maturity date, their intention to refinance such debts, among others requirements.
Troubled	Borrowers with difficulties honoring their financial obligations under the loan on a regular basis, which, if uncorrected, may result in losses to the Bank.

With high risk of insolvency	Borrowers who are highly unlikely to honor their financial obligations under the loan.

Irrecoverable	Loans classified as irrecoverable at the time they are reviewed (although the possibility might exist that such loans might be collected in the future). The borrower will not meet its financial obligations with the Bank.

Irrecoverable according to Central Bank Rules	(a) Borrower has defaulted on its payment obligations under a loan for more than 180 calendar days according to the corresponding report provided by the Central Bank, which report includes (1) financial institutions liquidated by the Central Bank, (2) residual entities created as a result of the privatization of public financial institutions, or in the privatization or dissolution process, (3) financial institutions whose licenses have been revoked by the Central Bank and find themselves subject to judicial liquidation or bankruptcy proceedings and (4) trusts in which Seguro de Depósitos S.A. (SEDESA) is a beneficiary, and/or (b) certain kinds of foreign borrowers (including banks or other financial institutions that are not subject to the supervision of the Central Bank or similar authority of the country in which they are incorporated) that are not classified as “investment grade” by any of the rating agencies approved by the Central Bank.

For consumer loan portfolio, the Bank classified loans based upon delinquency aging, consistent with the requirements of the Central Bank. Minimum loss percentages required by the Central Bank were also applied to the totals in each loan classification.

Under the Central Bank regulations, consumer and housing borrowers were classified as follows:

Classification	Criteria
Performing	If all payments on loans are current or less than 31 calendar days overdue and, in the case of checking account overdrafts, less than 61 calendar days overdue.

Low Risk	Loans upon which payment obligations are overdue for a period of more than 31 and up to 90 calendar days.

Medium Risk	Loans upon which payment obligations are overdue for a period of more than 90 and up to 180 calendar days.

High Risk	Loans in respect of which a legal action seeking collection has been filed or loans having payment obligations overdue for more than 180 calendar days, but less than 365 calendar days.

Irrecoverable	Loans in which payment obligations are more than one year overdue or the debtor is insolvent or in bankruptcy or liquidation.

Irrecoverable according to Central Bank Rules	Same criteria as for commercial loans in the Irrecoverable according to Central Bank Rules.

3.2.4.3.	Transition disclosure

The transitional exemption mentioned in point E2 of IFRS 1 enables the Bank to present comparative information under the previous applicable rules instead of under IFRS7 and IFRS 9 on the first year of application of IFRS 9. Therefore, the Bank measured the allowances for financial instruments as of December 31, 2017 and January 1, 2017 in accordance with Central Bank rules. The following pages set out the impact of replacing allowances under Central Bank rules with IFRS 9’s ECLs on the statement of financial position and retained earnings.

The impact of transition to IFRS 9 on retained earnings is, as follows:

Retained earnings
Closing balance under BCRA rules (December 31, 2017)	3,476,786
Recognition of IFRS 9 ECLs	(29,435)
Deferred tax in relation to the above	8,831

Opening balance under IFRS 9’S ECL (January 1, 2018)	3,456,182

Total change in equity due to adopting IFRS 9’s ECL	(20,604)

The following table reconciles the aggregate opening allowances and provisions for financial instruments in accordance with Central Bank rules to the ECL allowances under IFRS 9. Further details are disclosed in note 9.

	Credit loss provision under BCRA rules	Re - measurement	ECL under IFRS 9 as of January 1, 2018
Impairment allowance for
Loans and other financing	3,937,321	25,481	3,962,802
Other Debt Securities at amortized cost		58	58

Subtotal	3,937,321	25,539	3,962,860

Letters of credit		3,536	3,536
Guarantees and other commitments		360	360

Subtotal		3,896	3,896

Total	3,937,321	29,435	3,966,756

3.2.5	Financial liabilities

After initial recognition, certain financial liabilities were measured at amortized cost using the effective interest method, except for derivatives that were measured at fair value through profit or loss. Interests were allocated in the statement of income as “Interest expense”.

Within other financial liabilities we included guarantees granted and eventual liabilities, which must be disclosed in the notes to the financial statements, when the documents supporting such credit facilities are issued and are initially recognized at fair value of the commission received, in the statement of financial position. After initial recognition, the liability for each guarantee was recognized at the higher of the amortized commission and the best estimate of the disbursement required to settle any financial obligation arising as a result of the financial guarantee.

Any increase in the liabilities related to a financial guarantee was recognized as income. The commission received has been recognized as “Commissions income” in the consolidated statement of income, based on the amortization thereof following the straight-line method over the effective term of the financial guarantee granted.

3.2.6	Derivative financial instruments

Receivables and payables from forward transactions without delivery of underlying assets

It includes forward purchase and sale transactions of foreign currency without delivery of traded underlying asset. Such transactions were measured at the fair value of the contracts and were performed by the Bank with intermediation purposes on its own account. The originated income was allocated in the statement of income as “Net income for measurement of financial instruments at fair value through profit or loss”.

Derecognition of financial assets and liabilities

A financial asset (or, if applicable, a part of a financial asset or a part of a group of similar financial assets) shall be derecognized when: (i) the contractual rights to the cash flows from the financial asset expire, or (ii) the Bank transfers the contractual rights to receive the cash flows of the financial asset or retains the contractual rights to receive the cash flows of the financial asset, but assumes a contractual obligation to pay the cash flows received immediately to a third party pursuant to a transfer agreement.

A transfer shall qualify for derecognition of the financial asset only if (i) the Bank has transferred substantially all the risks and rewards of ownership of the financial asset, or (ii) it has neither transferred nor retained substantially all the risks and rewards of ownership of the financial asset, but has transferred the control of the financial asset, considering that the control is transferred if, and only if, the transferee has the practical ability to sell the asset in its entirety to an unrelated third party and is able to exercise that ability unilaterally and without needing to impose additional restrictions on the transfer.

If the Bank neither transfers nor retains substantially all the risks and rewards of ownership of a transferred asset, and has retained the control over it, the Bank shall continue to recognize such transferred asset to the extent to which it is exposed to changes in the value of the transferred asset.

The Bank derecognizes a loan when the terms and conditions have been renegotiated and if, substantially, it becomes in a new loan, recognizing the difference for derecognition in profit or loss. If the modification does not generate substantially different cash flows, the modification does not result in derecognition of the loan. The Bank recalculates the gross carrying amount of the assets as present value of modified contractual cash flows, using for the discount the original effective interest rate and recognizes profit or loss from modification.

On the other hand, a financial liability is derecognized when the obligation specified in the relevant contract is discharged or cancelled or expires. When there is an exchange between an existing borrower and lender of debt instruments with substantially different terms, or the terms are substantially modified, such exchange or modification shall be accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability, recognizing the difference between the carrying amount of a financial liability extinguished or transferred to another party and the consideration paid, in the statement of income as “Other operating income”.

Reclassification of financial assets and liabilities

The Bank does not reclassify its financial assets after the initial recognition thereof, except under extraordinary circumstances when it changes its business model for managing financial assets, as a result of external or internal changes significant to the Bank’s transactions. Financial liabilities are never reclassified. As of December 31, 2018 and 2017 and January 1, 2017, the Bank has not significant reclassification.

3.3	Financial Leases

The Bank grants loans through financial leases, recognizing the current value of lease payments as a financial asset, which is registered in the statement of financial position in the item “loans and other financing”. The difference between the total lease receivables and the current value of financing is recognized as interest to accrue. This income is recognized during the term of the lease using the effective interest rate method, which reflects a constant rate of return and is recognized in the consolidated statement of income as “Interest income”. Losses originated for impairment are included in the consolidated statement of income as “Credit loss expense on financial assets” and in note 9 to these consolidated financial statements.

3.4	Investment in associates and joint arrangements

An associate is an entity over which the Bank has significant influence, i.e. the power to participate in the financial and operating policy decisions of such controlled entity, but without having the control thereof. Investments in associates were recognized through the equity method and they were initially recognized at cost. The Bank’s share in the profits or losses after the acquisition of its associates was accounted in the statement of income, and its share in other comprehensive income after the acquisition were accounted for in the consolidated statement of other comprehensive income.

A joint arrangement is an arrangement of which the Bank and other party or parties have joint control. Under IFRS 11 “Joint Arrangements”, investments in these arrangements are classified as joint ventures or joint operations depending on the contractual rights and obligations of each investor, regardless of the legal structure of the arrangement. A joint venture is an arrangement pursuant to which the parties having joint control of the arrangement have rights to the net assets of such arrangement. A joint operation is an arrangement pursuant to which the parties having joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement. The Bank has assessed the nature of its joint arrangements and determined that the same are joint ventures. Investments in joint ventures were recognized using the equity method described in the paragraph above. See also note 14.

3.5	Property, plant and equipment

The Bank chose the cost model for all kinds of assets accounted for in this accounting item, taking into account the considerations mentioned in the section “First-time Adoption of IFRS” of this note for the real property owned by the Bank. These assets were carried at their cost less any accumulated depreciation and any accumulated impairment losses, if applicable. The historical cost of acquisition includes all expenses directly attributable to the acquisition of the assets. Maintenance and repair costs were accounted for in the statement of income as incurred. Any replacement and significant improvement of an item of property, plant and equipment is recognized as an asset only when it is likely to produce any future economic benefits exceeding the return originally assessed for such asset.

As nonmonetary assets, this item was restated to reflect the inflation adjustments (see section “Measuring unit”), unless for real properties at the transition date (January 1, 2017), that the deemed cost was used as explained in the abovementioned paragraph and adjusted as from such date.

Depreciation of the items of property, plant and equipment was assessed in proportion to the estimated months of useful life, depreciating completely on the acquisition month of the assets and not on the derecognition date. In addition, at least at each financial year-end, the Bank reviews if expectations regarding the useful life of each item of property, plant and equipment differ from previous estimates, in order to detect any material changes in useful life which, if confirmed, shall be adjusted applying the relevant correction to the depreciation of property, plant and equipment accounting item. Depreciation charges are recorded in the related statement of income as “Depreciation and amortization of fixed assets”.

The residual value of the assets, as a whole, does not exceed their recoverable amount.

3.6	Intangible Assets

Intangible assets acquired separately were initially measured at cost. After initial recognition, they were accounted for at cost less any accumulated depreciation (for those to which finite useful lives have been allocated) and any accumulated impairment losses, if applicable.

For internally generated intangible assets, only disbursements related with development are capitalized while the other disbursements are not be capitalized and are recognized in the statement of income for the period in which such expenditure is incurred.

As a non monetary asset, this item was restated to reflect the inflation adjustments. See also section “Measuring unit”.

Useful lives of intangible assets may be finite or indefinite.

Intangible assets with finite useful lives are amortized over their economic useful lives, and are reviewed in order to determine whether they had any impairment loss to the extent there is any evidence that indicates that the intangible asset may be impaired. The period and method of amortization for an intangible asset with a finite useful life are reviewed at least at the financial year-end of each reporting period. Depreciation charges of intangible assets with finite useful lives are accounted for in the statement of income as “Depreciation and amortization of fixed assets”.

Intangible assets with indefinite useful lives are not amortized and are subject to annual tests in order to determine whether they are impaired, either individually or as part of the cash-generating unit to which such intangible assets were allocated. The Bank has not intangible assets with indefinite useful lives.

The gain or loss arising from the derecognition of an intangible asset shall be determined as the difference between the net disposal proceeds, if any, and the carrying amount of the asset, and it shall be recognized in the Statement of income when the asset is derecognized.

Development expenditure incurred in a specific project shall be recognized as intangible asset when the Bank can demonstrate all of the following:

•	the technical feasibility of completing the intangible asset so that it will be available for use or sale,

•	its intention to complete the intangible asset and use or sell it,

•	how the intangible asset will generate probable future economic benefits,

•	the availability of adequate resources to complete the development, and

•	its ability to measure reliably the expenditure attributable to the intangible asset during its development.

After initial recognition of the development expenditure as an asset, such asset shall be carried at its cost less any accumulated amortization and any applicable accumulated impairment losses. Amortization shall begin when the development phase has been completed and the asset is available for use. The asset amortizes over the period in which the asset is expected to generate future benefits. Amortization is accounted for in the statement of income as “Depreciation and amortization of fixed assets”. During the development phase, the asset is subject to annual tests to determine whether there is any impairment loss.

3.7	Investment Property

We included certain real property that the Bank holds for undetermined future use, which were recognized pursuant to IAS 40 “Investment Property”.

For this kind of property, the Bank chose the cost model and as non monetary assets they were restated for inflation as described in note 3.5 Property, plant and equipment.

An investment property is derecognized on disposal or when the investment property is permanently withdrawn from use and no future economic benefits are expected from its disposal. The difference between the net disposal proceeds and the carrying amount of the asset is recognized in the statement of income in the period of the retirement or disposal as “other operating income”.

An entity shall transfer a property to, or from, investment property when, and only when, there is a change in use. For a transfer from investment property to an item of property, plant and equipment, the property’s deemed cost for subsequent accounting is its fair value at the date of change in use. If an item of property, plant and equipment becomes an investment property the Bank recognizes the asset up to the date of change in use in accordance with the policy established for property, plant and equipment.

3.8	Non-current Assets Held for Sale

The Bank reclassifies in this category non-current assets of which the carrying amount will be recovered principally through a sale transaction rather than through continuing use. The asset (or disposal group) must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (or disposal groups) and its sale must be highly probable.

Non-current assets classified as held for sale are measured, when they are reclassified to this category, at the lower of carrying amount and fair value less costs to sell and are disclosed in a separate item in the statement of financial position. Once these assets are classified as held for sale, depreciation and amortization ceased.

Profit or loss generated in the sale of assets held for sale is recorded in the statement of income as “other operating income”.

3.9	Impairment of Non-financial Assets

The Bank evaluates, at least at each fiscal year-end, whether there are any events or changes in the circumstances that may indicate the impairment of non-financial assets or whether there is any evidence that a non-financial asset may be impaired.

When there is any evidence or when an annual impairment test is required for an asset, the Bank shall estimate the recoverable amount of such asset. If the carrying amount of an asset exceeds its recoverable amount, such asset is deemed impaired and its carrying amount shall be reduced to its recoverable amount. To the date of these consolidated financial statements, there is no evidence of impairment of non-financial assets.

3.10	Provisions

The Bank recognizes a provision if and only if the following circumstances are met: (a) the Bank has a present obligation as a result of a past event; (b) it is probable (i.e., it is more likely than not) that an outflow of resources embodying economic benefits will be required to settle the obligation; and (c) a reliable estimate can be made of the amount of the obligation.

In order to determine the amount of provisions, the risks and uncertainties were considered taking into account the opinion of independent and internal legal advisors of the Bank. Where the effect of the time value of money is material, the provisions shall be discounted using a pre-tax rate that reflects if applicable, current risks specific to the liability. When the discount is recognized, the effect of the provision derived from the lapse of time is accounted for as “Interest expense” in the statement of income. Based on the analysis carried out, the Bank recognized as provision the amount of the best estimate of the expenditure required to settle the present obligation at the end of each fiscal year.

The provisions accounted for by the Bank are reviewed at the end of each reporting period or fiscal year, as applicable, and adjusted to reflect the current best available estimate. In addition, provisions are recognized with specific allocation to be used only for the expenditures for which they were originally recognized.

In the event: a) the obligation is possible; or b) it is not probable that an outflow of resources will be required for the Bank to settle the obligation; or c) the amount of the obligation cannot be estimated reliably, the contingent liability shall not be recognized and shall be disclosed in notes. Nevertheless, when the possibility of an outflow of resources is remote, no disclosures shall be made.

3.11	Recognition of income and expenses

The Bank recognized its streams of income and expenses as is explained below, in accordance with IFRS 9 and 15. The majority of Bank’s income and expenses are related to financial instruments, in general recorded using the effective interest method. The remaining income and expenses are recorded depending on the period in which the performance obligation is satisfied. In notes 28 to 31 are disclosed the streams and amounts for the years ended in December 31, 2018 and 2017.

3.11.1	Revenue from interests income and interests expense

Revenue from interest received and expenses for interest paid were recognized according to their accrual period, applying the effective interest method, which is explained in section “Financial assets at amortized cost – Effective interest method”.

Revenue from interest received includes the return on fixed income investments and negotiable instruments, as well as the discount and premium on financial instruments.

Bond coupons were recognized at the time they were declared.

3.11.2	Loan commissions

Commission charges and direct incremental costs related with the granting of financing facilities were deferred and recognized adjusting the effective interest rate thereof.

3.11.3	Service commissions

These revenues are recognized when (or to the extent) the Bank satisfies each performance obligation by transferring promised services for an amount that reflects the consideration to which the Bank expects to be entitled in exchange for such services.

At each contract inception, the Bank assess the services promised in a contract and identifies as a performance obligation, each promise to transfer a distinct service or a series of distinct services that are substantially the same and that have the same pattern of transfer.

3.11.4	Non-financial revenue and expenses

These items are recognized according to the recognition criteria established in the conceptual Framework, as for example revenues should be accrued.

3.12	Customer Loyalty Program

The loyalty program offered by the Bank consists in accumulating points generated by purchases made with the credit cards, which can be exchanged by any reward (including, among other offers, products, benefits and awards) available in the program platform.

The Bank concluded that the rewards to be granted originate a separate performance obligation. Therefore, at the end of each fiscal year, the Bank recognized a provision for the rewards to be granted in “Other financial liabilities”.

Based on the variables that the Bank takes into account in order to estimate the fair value of the points granted to customers (and the relation thereof with the exchange of the Reward), it is worthwhile to mention that such estimates are subject to a significant level of uncertainty (and variation) that should be considered. These considerations are described in the section “Accounting judgments, estimates and assumptions” in this note.

3.13	Income Tax and Minimum Presumed Income Tax

3.13.1	Income Tax

Tax expense (tax income) comprises current tax expense (current tax income) and deferred tax expense (deferred tax income). This tax is accounted in the consolidated statement of income, except in the case of accounting items that are to be recognized directly in the statements of other comprehensive income. In this case, each accounting item is presented before assessing their impact on Income Tax, which is accounted for in the relevant accounting item.

•

Current income tax: the consolidated current income tax expense is the sum of the income tax expenses of the different entities that compose the Group, which were assessed, in each case, by applying the tax rate to the taxable income, in accordance with the Income Tax Law, or equivalent rule or provision, of the countries in which any subsidiary operates.

•

Deferred income tax: it is assessed based on the individual financial statements of the Bank and of each of its subsidiaries and reflects the effects of temporary differences between the carrying amount of an asset or liability in the statement of financial position and its tax base. Assets and liabilities are measured using the tax rate that is expected to be applied to the taxable income in the years in which these differences are expected to be settled or recovered. The measurement of deferred tax liabilities and deferred tax assets reflects the tax consequences that will follow from the manner in which the Bank and its subsidiaries expect, at the end of the reporting period, to recover or settle the carrying amount of their assets and liabilities. Deferred tax assets and liabilities are measured by their nominal figures, without discount, the tax rates that are expected to be applied in the fiscal year in which the asset shall be realized or the liability shall be settled. Deferred tax assets are recognized when it is probable that taxable profit will be available against which the deductible temporary difference can be utilized.

On December 29, 2017 the Argentine Executive Power passed and put into effect the Tax Reform Act which, among other things, reduces the corporate rate of income tax applicable to corporate retained earnings and impacts on the measurement of deferred tax assets and liabilities. This reduction in the corporate rate of income shall be implemented gradually over the next four years dropping from the 35% rate applicable for and including the fiscal year 2017, to a 25% rate in 2020. The effects thereof shall be considered from the deferred taxes assessed as of December 31, 2017, as follows: if reverse shall occur from January 1, 2018 and up to December 31, 2019, the applicable tax rate is 30% and if reversion shall occur from January 1, 2020 onwards, the applicable tax rate is 25%. In addition, through this tax reform the Government introduced changes in connection with the balancing tax, tax adjustment for inflation, treatment of acquisitions and investments made from January 1, 2018, tax revaluation and employer contributions among other issues.

3.13.2.	Minimum Presumed Income Tax

In the fiscal year 1998, Law No. 25,063 established minimum presumed income tax for a ten-year term. At present, after subsequent extensions, and taking into account the provisions of Law No. 27,260, such tax is effective through the fiscal years ending up to and including December 31, 2018. This tax is supplementary to income tax, while the latter is levied on the taxable income for the year, minimum presumed income tax is a minimum levy assessment applicable on the potential income of certain production assets at a 1% rate. Therefore, the Bank’s tax obligation for each year will be equal to the higher of these taxes. In the case of entities subject to the Financial Entities Act, the above mentioned Law provides that such entities shall consider as taxable basis for the minimum presumed income tax 20% of their taxable assets after deducting those defined as non-taxable assets.

However, if minimum presumed income tax exceeds income tax in a given tax year, such excess may be computed as a payment on account of any income tax in excess of minimum presumed income tax that may occur in any of the following ten years, once accumulated net operating losses (NOLs) have been used.

As of December 31, 2018 and 2017, the amounts recognized for income tax exceeded those assessed for minimum presumed income tax for those same fiscal years. See also note 27.

3.14	Earning/Loss per share

Basic earning/loss per share shall be calculated by dividing Net profit/loss attributable to parent´s shareholders of the Bank by the weighted average number of ordinary shares outstanding during the fiscal year. See also note 40.

3.15	Fiduciary activities and investment management

The Bank renders custody, administration, investment management and advisory services to third parties that originate the holding or placement of assets in the name of such third parties. These assets and the income on them are not included in these consolidated financial statements, since they are not owned by the Bank. The commissions derived from these activities are accounted for as “Commissions income” in the statement of income. See also notes 43, 44 and 47.

Accounting judgments, estimates and assumptions

The preparation of these consolidated Financial Statements requires the Bank’s Management to consider significant accounting judgments, estimates and assumptions that impact on the reported assets and liabilities, income, revenues and expenses, as well as the assessment and disclosure of contingent assets and liabilities, as of the end of the fiscal year. The Bank’s reported amounts are based on the best estimate regarding the probability of occurrence of different future events and, therefore, the uncertainties associated with the estimates and assumptions made by the Bank’s Management may drive in the future to final amounts that may differ from those estimates and may require material adjustments to the reported amounts of the affected assets and liabilities.

In certain cases, the financial statements prepared in accordance IFRS, require that the assets and liabilities to be recognized and/or presented at their fair value. The fair value is the amount at which an asset can be exchanged, or at which a liability can be settled, in mutual independent terms and conditions between participants of the principal market (or most advantageous market) duly informed and willing to transact in an orderly and current transaction. When prices in active markets are available, we have used them as basis for valuation. When prices in active markets are not available, the Bank estimated those values as values based on the best available information, including the use of models and other assessment techniques.

In estimating accrued taxes, the Bank assesses the relative merits and risks of the appropriate tax treatment considering statutory, judicial and regulatory guidance in the context of the tax position. Because of the complexity of tax laws and regulations, interpretation can be difficult and subject to legal judgment. It is possible that others, given the same information, may reach different reasonable conclusions regarding the estimated amounts of accrued taxes.

In the normal course of business, the Bank is a party to lawsuits of various types. In note 48, are disclosed contingent liabilities with respect to existing or potential claims, lawsuits and other legal proceedings and record an accrual for litigation when it is probable that future costs will be incurred and these costs can be reasonably estimated.

As to the customer loyalty program, the Bank estimates the fair value of the points awarded to customers under the “Macropremia” program by applying statistics techniques. The data that feed the models include assumptions regarding exchange percentages, the product combinations available for exchange in the future and customers’ preferences.

Additionally, the measurement of impairment losses under IFRS 9 across all categories of financial assets requires judgement, in particular, the estimation of the amount and timing of future cash flows and collateral values when determining impairment losses and the assessment of a significant increase in credit risk. These estimates are driven by a number of factors, changes in which can result in different levels of allowances.

First-time adoption of IFRS

IFRS requires the presentation of the following reconciliations:

•

between the Bank’s shareholders’ equity determined in accordance with BCRA standards and the Bank’s shareholders’ equity determined in accordance IFRS, as of January 1, 2017 (date of transition) and December 31, 2017; and

•	between the net income determined in accordance with BCRA standards for the fiscal year ended December 31, 2017 and the total comprehensive income determined in accordance with IFRS to the same date.

In preparing these reconciliations, the Bank’s Management considered the IFRSs that are applicable to the preparation of these consolidated financial statements that are the first annual consolidated financial statements that are presented in accordance with IFRS, but applying the exceptions and exemptions under IFRS 1 described below:

•	Optional exemptions

•	Business combinations:

The Bank decided not to apply IFRS 3 “Business Combinations” retroactively to the acquisition of subsidiaries (that are deemed businesses), investments in associates and interests in joint ventures occurred before January 1, 2017 (date of transition).

Using this exemption implies that the carrying amounts of assets and liabilities measured pursuant to the BCRA standards, and that must be recognized in accordance to the IFRSs, are the cost thereof attributed as of the acquisition date. After the acquisition date, measurements shall be made in accordance with the IFRS. Assets and liabilities that do not qualify to be recognized as such according to the IFRSs are excluded from the opening statement of financial position. In this sense, no previous amount which would have been recognized according to the BCRA standards was excluded and no amount which was not previously recognized has been recognized, pursuant to the BCRA standards. IFRS 1 also establishes that the carrying amount of goodwill measured according to the BCRA standards shall be included in the opening statement of financial position, regardless of the adjustments for impairment and for recognition or derecognition of certain intangible assets that qualify or not to be recognized as such according to IAS 38 “Intangible Assets”.

•	Use of fair value as deemed cost for an item of property, plant and equipment and investment properties:

Properties and properties under construction were measured in the opening statement of financial position as of January 1, 2017 (date of transition) at fair value, determined on the basis of valuations made to such date by an independent appraiser who holds a recognized and relevant professional qualification. The Bank chose to use these values as carrying amount at the date of transition. After the date of transition, measurement of items of property, plant and equipment and investment property were made in accordance with IAS 16 “Property, Plant and Equipment” and IAS 40, respectively. To such effect, the Bank has chosen the cost model provided for under such standards.

•	Accumulated translation differences:

The Bank decided to consider as zero accumulated currency translation differences as of January 1, 2017 (date of transition), for the foreign subsidiary Macro Bank Limited.

•	Fair value measurement of financial assets at initial recognition:

For the presentation of the carrying amounts at the date of transition, related to the acquisition of loan portfolio, the Bank decided to go for the exemption contemplated in paragraph D of IFRS 1 and recognized prospectively the cost of transactions related to such acquisitions.

•	Allowances:

The Bank applied the short them exception E2 of IFRS 1, and measured the allowances of financial instruments as of December 31, 2017 and January 1, 2017 in accordance with BCRA rules.

The Bank has not used other optional exemptions available under IFRS 1.

•	Obligatory exceptions

•	Estimates

The significant accounting judgments, estimates and assumptions made by the Bank’s Management to determine the amounts according to the IFRS as of January 1, 2017 (date of transition), and as of December 31, 2017, were consistent with those made as of the same dates according to the previous BCRA standards and reflect the current conditions as of the respective dates.

•	Non-controlling interests

The total comprehensive income of subsidiaries was attributed to the owners of the parent company and to the non-controlling interests, from January 1, 2017 (date of transition).

Reconciliations required

•	Reconciliation of consolidated equity as of January 1, 2017 (date of transition).

	Previous amounts-BCRA Standards (1) (2)	Reclassifications (1)	Adjustments (1) (3)	Total (1)	Inflation adjustments	Amounts according IFRS
Assets
Cash and Deposits in Banks	36,089,156	(102,997)		35,986,159	30,320,209	66,306,368
Government and private securities	19,846,269	(19,846,269)
Loans	87,973,007	(87,973,007)
Other receivables from financial intermediation	5,313,607	(5,313,607)
Receivables from financial leases	370,152	(370,152)
Investment in associates and joint arrangements	11,352	48,886	64,030	124,268	104,702	228,970
Other receivables	1,277,081	(1,277,081)
Property, Plant and Equipment	1,460,092	1,208,825	4,560,495	7,229,412	6,724,271	13,953,683
Other assets	1,980,746	(1,980,746)
Intangible assets	664,072	(70,131)	(7,026)	586,915	919,377	1,506,292
Items pending allocation	13,426	(13,426)
Debt securities at fair value through profit or loss		332,291	190	332,481	280,132	612,613
Derivative Financial Instruments		9,721		9,721	8,190	17,911
Repo transactions		19,124		19,124	16,113	35,237
Other financial assets		1,105,513		1,105,513	931,453	2,036,966
Loans and other financing		88,635,022	(244,376)	88,390,646	74,473,720	162,864,366
Other Debt securities		20,381,467	14,032	20,395,499	17,184,270	37,579,769
Financial Assets delivered as guarantee		3,690,694		3,690,694	3,109,602	6,800,296
Equity Instruments at fair value through profit or loss		325,505	81,363	406,868	342,807	749,675
Other Non Financial Assets		945,950	52,757	998,707	1,162,430	2,161,137
Non current assets held for sale		86,940	7,648	94,588	79,695	174,283

Total Assets	154,998,960	(157,478)	4,529,113	159,370,595	135,656,971	295,027,566

Liabilities
Deposits	111,939,740	(76,935)		111,862,805	94,250,223	206,113,028
Other liabilities from financial intermediation	10,528,503	(10,528,503)
Other liabilities	3,482,907	(3,482,907)
Provisions	335,007			335,007	282,261	617,268
Subordinated Corporate Bonds	6,407,840		(31,303)	6,376,537	5,372,564	11,749,101
Items pending allocation	16,266	(16,266)
Minority interest in subsidiaries	182,799	(182,799)
Repo transactions		1,095,634		1,095,634	923,129	2,018,763
Other financial liabilities		6,341,674		6,341,674	5,343,190	11,684,864
Financing received from the BCRA and other financial entities		260,458		260,458	219,449	479,907
Issued Corporate Bonds		1,684,893	(257)	1,684,636	1,419,394	3,104,030
Current Income Tax Liabilities		1,749,800		1,749,800	1,474,297	3,224,097
Deferred Income Tax Liabilities			1,321,393	1,321,393	1,595,976	2,917,369
Other Non Financial Liabilities		2,814,674	349,485	3,164,159	2,665,969	5,830,128

Total Liabilities	132,893,062	(340,277)	1,639,318	134,192,103	113,546,452	247,738,555

Shareholder’ Equity
Capital Stock	584,563			584,563		584,563
Additional paid-in capital	399,499			399,499	3,050,565	3,450,064
Adjustments to Shareholders’ Equity	4,511			4,511	6,301,825	6,306,336
Earnings Reserved	14,384,820			14,384,820	12,119,959	26,504,779
Unappropriated Retained Earnings	6,732,505		2,799,084	9,531,589	403,431	9,935,020
Other Comprehensive Income / (loss)			65,711	65,711	55,364	121,075

Net Shareholders’ attributable to the owners of the parent company	22,105,898		2,864,795	24,970,693	21,931,144	46,901,837
Net Shareholders’ attributable to the non-controlling interests		182,799	25,000	207,799	179,375	387,174

Total Shareholders’ equity	22,105,898	182,799	2,889,795	25,178,492	22,110,519	47,289,011

(1)	These amounts are not restated for inflation.
(2)	These amounts derived from previous issued consolidated financial statements.
(3)	Related to IFRS adjustments.

•	Reconciliation of consolidated equity as of December 31, 2017.

Items	Previous amounts-BCRA Standards (1) (2)	Reclassifications (1)	Adjustments (1) (3)	Total (1)	Inflation adjustments	Amounts according to IFRS
Assets
Cash and Deposits in Banks	34,267,560	1,294,014		35,561,574	16,943,523	52,505,097
Government and private securities	36,624,640	(36,624,640)
Loans	132,000,226	(132,000,226)
Other receivables from financial intermediation	13,000,735	(13,000,735)
Receivables from financial leases	587,486	(587,486)
Investment in associates and joint arrangements	128,845	71,469	18,633	218,947	104,318	323,265
Other receivables	2,068,724	(2,068,724)
Property, Plant and Equipment	1,622,184	2,014,432	4,556,825	8,193,441	7,012,341	15,205,782
Other assets	3,018,753	(3,018,753)
Intangible assets	883,847	(53,207)	(2,618)	828,022	798,231	1,626,253
Items pending allocation	39,704	(39,704)
Debt securities at fair value through profit or loss		1,085,120	908	1,086,028	517,444	1,603,472
Derivative Financial Instruments		5,191	3,037	8,228	3,921	12,149
Repo transactions		1,419,808		1,419,808	676,476	2,096,284
Other financial assets		2,272,679		2,272,679	1,082,828	3,355,507
Loans and other financing		132,956,818	(298,144)	132,658,674	63,206,004	195,864,678
Other Debt securities		34,719,499	(15,734)	34,703,765	16,534,815	51,238,580
Financial Assets delivered as guarantee		7,638,352		7,638,352	3,639,339	11,277,691
Equity Instruments at fair value through profit or loss		246,343	36,316	282,659	134,675	417,334
Assets (contd.)
Other Non Financial Assets		1,174,456	64,785	1,239,241	934,955	2,174,196
Deferred Income Tax Assets			27,762	27,762	(26,513)	1,249
Non current assets held for sale		191,237	8,653	199,890	168,439	368,329

Total Assets	224,242,704	(2,304,057)	4,400,423	226,339,070	111,730,796	338,069,866

Liabilities
Deposits	144,225,921	(96,744)		144,129,177	68,671,194	212,800,371
Other liabilities from financial intermediation	22,560,819	(22,560,819)
Other liabilities	5,838,839	(5,838,839)
Provisions	694,919			694,919	331,098	1,026,017
Subordinated Corporate Bonds	7,589,940		(24,181)	7,565,759	3,604,750	11,170,509
Items pending allocation	27,138	(27,138)
Minority interest in subsidiaries	174,581	(174,581)
Liabilities at fair value through profit or loss		6,354	96	6,450	3,073	9,523
Derivative Financial Instruments		14,751	8,356	23,107	11,009	34,116
Repo transactions		2,688,093		2,688,093	1,280,758	3,968,851
Other financial liabilities		10,561,203		10,561,203	5,031,948	15,593,151
Financing received from the BCRA and other financial entities		1,174,111		1,174,111	559,413	1,733,524
Issued Corporate Bonds		4,739,614	(27,398)	4,712,216	2,245,163	6,957,379
Current Income Tax Liabilities		3,975,320		3,975,320	1,894,065	5,869,385
Deferred Income Tax Liabilities			496,849	496,849	1,378,787	1,875,636
Other Non Financial Liabilities		3,060,037	515,964	3,576,001	1,703,809	5,279,810

Total Liabilities	181,112,157	(2,478,638)	969,686	179,603,205	86,715,067	266,318,272

Shareholder’ Equity
Capital Stock	669,663			669,663		669,663
Additional paid-in capital	12,704,215		(275,754)	12,428,461	10,837,762	23,266,223
Adjustments to Shareholders’ Equity	4,511			4,511	6,356,604	6,361,115
Earnings Reserved	20,363,386			20,363,386	17,263,570	37,626,956
Unappropriated Retained Earnings			2,799,084	2,799,084	(5,261,105)	(2,462,021)
Other Comprehensive Income / (loss)			204,560	204,560	(163,704)	40,856
Income for the fiscal year	9,388,772		676,586	10,065,358	(4,126,551)	5,938,807

Net Shareholders’ attributable to the owners of the parent company	43,130,547		3,404,476	46,535,023	24,906,576	71,441,599
Net Shareholders’ attributable to the non-controlling interests		174,581	26,261	200,842	109,153	309,995

Total Shareholder’s equity	43,130,547	174,581	3,430,737	46,735,865	25,015,729	71,751,594

(1)	These amounts are not restated for inflation.
(2)	These amounts derived from previous issued consolidated financial statements.
(3)	Related to IFRS adjustments.

•	Reconciliation of consolidated income and other comprehensive income for fiscal year ended December 31, 2017.

Items	Previous amounts- BCRA Standards (1) (2)	Reclassifications (1)	Adjustments (1) (3)	Total (1)	Inflation adjustments	Amounts according to IFRS
Financial income	36,500,040	(36,500,040)
Financial expense	(13,545,381)	13,545,381
Credit loss expense on financial assets	(1,595,201)	667		(1,594,534)	(1,019,190)	(2,613,724)
Service charge income	10,646,390	(10,646,390)
Service charge expense	(3,342,116)	3,342,116
Administrative expenses	(12,863,015)	8,168,255		(4,694,760)	(2,937,138)	(7,631,898)
Other
Non controlling interest	(84,775)	84,775
Other income	905,828	(905,828)
Other expense	(1,448,814)	1,448,814
Income tax on continuing operations	(5,784,184)	5,784,184
Interest income		34,627,876	(33,158)	34,594,718	21,231,977	55,826,695
Interest expense		(10,466,547)	20,019	(10,446,528)	(6,525,050)	(16,971,578)
Commissions income		9,205,776	(19,556)	9,186,220	5,801,659	14,987,879
Commissions expense		(682,673)		(682,673)	(431,011)	(1,113,684)
Net income from measurement of financial instruments at fair value through profit or loss		701,508	(109,077)	592,431	352,477	944,908
Profit from sold assets at amortized cost		10,603		10,603	8,282	18,885
Difference in quoted prices of gold and foreign currency		1,380,309		1,380,309	872,391	2,252,700
Other operating income		1,706,872	(99,864)	1,607,008	998,376	2,605,384
Employee benefits		(7,581,127)	(114,042)	(7,695,169)	(4,841,107)	(12,536,276)
Depreciation and amortization of fixed assets		(540,838)	(45,407)	(586,245)	(821,086)	(1,407,331)
Other operating expense		(6,989,981)	205,754	(6,784,227)	(4,220,871)	(11,005,098)
Income from associates and joint arrangements		177,988	18,633	196,621	93,682	290,303
Income tax on continuing operations		(5,786,925)	854,964	(4,931,961)	(3,476,847)	(8,408,808)
Loss on net monetary position					(9,218,751)	(9,218,751)

Net income / (loss) for the fiscal year	9,388,772	84,775	678,266	10,151,813	(4,132,207)	6,019,606

Other comprehensive income / (loss)
Foreign currency translation differences for the fiscal year			137,148	137,148	(200,299)	(63,151)
Profit / (loss) for the fiscal year from financial instruments at fair value through OCI			1,279	1,279	(19,088)	(17,809)

Total comprehensive income / (loss)	9,388,772	84,775	816,693	10,290,240	(4,351,594)	5,938,646

Comprehensive income / (loss) for the fiscal year attributable to owners of the Parent company	9,388,772		815,435	10,204,207	(4,345,619)	5,858,588
Comprehensive income / (loss) for the fiscal year attributable to non-controlling interest		84,775	1,258	86,033	(5,975)	80,058

(1)	These amounts are not restated for inflation.
(2)	These amounts derived from previous issued consolidated financial statements.
(3)	Related to IFRS adjustments.

Explanatory notes to the adjustments on transition to IFRS

This section includes a brief description of the main adjustments on transition to the standards established by IFRS affecting equity as of January 1, 2017 (date of transition) and as of December 31, 2017, and the consolidated income and other comprehensive income for the fiscal year ended December 31, 2017, and which arise from comparing the accounting policies applied by the Bank to the preparation of the Financial statements up to the end of the previous fiscal year ended December 31, 2017 (BCRA standards) and the accounting policies applied by the Bank to the preparation of the financial statements from the fiscal year beginning on January 1, 2018 onwards.

Debt securities

Adjustments in this accounting item arise mainly when the valuation established for each business model into which holdings were classified, differs from the valuation established by the BCRA standards. The adjustments that arise from the new measurement policy of these kind of financial instruments impact mainly in “Interest income”, “Net measurement of financial instruments at fair value through profit or loss” and “Profit / (loss) for the fiscal year from financial instruments at fair value through OCI”.

In addition, the Bank carried out repo transactions of which, under BCRA standards, the underlying assets should be recognized as assets of the Bank. Under IFRS, these assets received from third parties do not meet the requirements to be recognized as such.

Furthermore, the Bank received security deposits of securities which, under BCRA standards, implied recognition of such security within this accounting item against a liability for deposits for the principal plus the agreed upon interest and the quoting difference, which was accounted for in Deposits. According to IFRS 9, these transactions neither imply the recognition of the asset nor the offset in liabilities. In addition, interest accrued were reclassified from “Interest expense” to “Commissions expense”.

Loans and other financing

The Bank’s loan portfolio was generated in a business model structure intended principally to receive contractual cash flows (composed of principal and interest). Under IFRS 9, the loan portfolio shall be measured at amortized cost, measuring it at the beginning at fair value, using the effective interest method, which implies that the commissions charged and the direct incremental costs related to the granting of such financing facilities shall be deferred and recognized over the term of the financing facility.

Under BCRA standards, interests were accrued on the basis of exponential distribution in the periods in which they were generated and the commissions were charged and the direct costs were recognized at the time they were generated.

Furthermore, loan portfolio acquisitions made by the Bank were measured for in accordance with such IFRS, recognizing such acquired loan portfolios at fair value at the date of acquisition. Under BCRA standards, these transactions were recognized at their contractual value.

The adjustments that arise from the new measurement policy mainly impact in “Interest income”.

Equity instruments at fair value through profit or loss

The contributions to risk funds of Reciprocal Guarantee Companies (SGR, for its acronym in Spanish) in which the Bank participates, do not meet the financial asset individual test, therefore they are not included in the Bank’s business model and were measured at their fair value through profit or loss.

As to those companies in which the Bank has no control or significant influence, such companies were recognized at the best approximation to the fair value through profit or loss according to IFRS 9. Under BCRA standards, these approximations were recognized at cost, plus the nominal value of any dividends received on shares.

The adjustments that arise from the new measurement policy of these kind of financial instruments impact mainly in “Net measurement of financial instruments at fair value through profit or loss”.

Non-financial assets

Under IFRS 15 “Revenue from Contracts with Customers”, the Bank included Contract Assets for commissions charged for the subscription to one of the Bank’s customer loyalty programs. In such program, the only performance obligation contemplated in the contract is the one that requires the Bank to contact its customer with a recognized airline. As consideration for this service, the Bank receives a membership fee.

Investments in associates and joint ventures

The Bank holds interests in UTEs (joint ventures), which according to IFRS 11 are accounted for using the equity method. Under BCRA standards, the Bank used the proportional consolidation method.

Property, plant and equipment and investment property

For the presentation of the carrying amount to the date of transition the Bank used the exemption contemplated under “Optional exemptions”, which implied using the fair value as a deemed cost. In order to determine such fair value, the Bank used valuations for all real properties.

Since the Bank chose the cost model, the new cost of acquisition according to the IFRSs implied an increase in depreciations.

Intangible assets

Under IAS 38, intangible assets shall be measured at cost. Under BCRA standards, the Bank capitalized certain software costs and other organizational expenses, which according to the above mentioned IAS the Bank should have not recognized as intangible assets and, therefore, were accounted for in profit or loss for the fiscal year.

Corporate Bonds

The Bank issued subordinated and unsubordinated Corporate Bonds that, according to IFRS 9, were measured at amortized cost, using the effective interest method, which implied having to account for lesser liabilities the direct issuance expenses. Under BCRA standards, such Corporate Bonds were measured in accordance with the unpaid balance of principal and accrued interest and the expenses were accounted for in profit or loss at the time they were generated.

The adjustment that arise from the new measurement policy of these kind of financial instruments impact mainly in “Interest expense”.

Assets and liabilities for deferred income tax

According to IAS 12 “Income Tax”, the Bank recognize (i) the part of the current tax that is expected to be paid or recovered and (ii) the deferred tax that is the tax the Bank expects to settle or recover of Income Tax, for the accumulated tax losses and the temporary differences arising between the tax bases of assets and liabilities and their carrying amounts. Under BCRA standards, the Bank assessed income tax applying the rate in force to the expected taxable profit, without taking into account the effect of the temporary differences between the carrying amount and its tax base.

As a consequence of the inflation adjustment purposes, the restatement of nonmonetary assets generates a taxable temporary difference and a deferred income tax liability was recognized.

Other nonfinancial liabilities

According to IFRS 15, the Bank recognized income arising in the course of its ordinary activities so that they represent the transfer of services promised to customers in exchange for an amount that reflects the consideration the Bank expects to have the right to receive in exchange for such services.

In addition, and under IAS 19 “Employee Benefits”, vacations are considered as irrevocable accumulating paid absences and shall be measured at the expected cost of such absences, based on the additional amount that the Bank expects to pay for such paid absences multiplied by the number of days accumulated in favor of the employees and unused at the end of the reporting period. Under BCRA standards, charges for paid vacations were accounted for at the time the personnel used such benefit, i.e., when vacations were paid. The adjustment that arise from the new measurement policy impacts in “Employee benefits”.

Capital stock – Stock issuance premium

Under IAS 32 “Financial Instruments: Presentation”, the costs incurred by the Bank with respect to the issuance of capital stock are accounted for as a deduction of the amount of such instrument, provided they are incremental costs directly attributable to such equity transaction, which would have been avoided if such transaction had not taken place. According to BCRA standards, the Bank recognized such costs in profit or loss.

Foreign currency translation

Under IAS 21 “The Effects of Changes in Foreign Exchange Rates”, the Bank recognized and reclassified foreign exchange translation differences, with respect to the Bank’s interest in a foreign subsidiary. The Bank used the voluntary exemption under paragraph D of IFRS 1 “First-time Adoption of IFRS” and did not recognize the translation differences accumulated as of the beginning of the date of transition.

Explanation of material adjustments in the Statement of Cash Flows

•	Preparation method: the Bank chooses the Direct Method, except for the presentation of cash flows from operating activities, for which it shall use the indirect method.

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Cash: (i) it does not include the cash of UTEs, since under IFRS such balances are recognized using the proportional equity method and under BCRA standards UTEs are recognized using the proportional consolidation method; (ii) the Bank incorporated foreign currency purchase and sale spot transactions previously not included in the Statement of Cash Flows under BCRA standards.

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Cash equivalents: according with the accounting policy established by the Bank for cash equivalents, the issuer must be the National Government or the BCRA and they must have maturity periods of 90 days or less from the purchase date, whereas under BCRA standards cash equivalents should meet the following requirements: they should be subject to insignificant risks regarding change of value and have maturity periods of 90 days or less from the purchase date.

New pronouncements

The standards that are issued, but not yet effective, up to the date of issuance of these consolidated financial statements are disclosed below. The Bank intends to adopt these standards, if applicable, when they become effective:

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IFRS 16 “Leases”: such standard eliminates the dual accounting method for lessees that distinguishes between finance leases recognized within the Financial statements and operating leases for which future lease payments are not required to be recognized, Instead, it develops a single model, within the balance sheet, which is similar to the present finance lease, As to lessor, the standard maintains the present practice –i.e., lessors keep on classifying leases as finance and operating leases. This standard is applicable to fiscal years beginning on January 1, 2019. The Bank does not expect this standard to have a material impact on the consolidated financial statements.

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IFRIC 23 “Uncertainty over income tax treatments”. This interpretation clarifies how to apply the recognition and measurement requirements in IAS 12 “Income tax” when there is uncertainty over income tax treatments. The Bank does not expect that standard to have a material impact on the consolidated financial statements.

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IFRS 3 “Business Combination” – amendments in definition of a business: the amendments will help entities determine whether an acquisition made is a business or the purchase of a group of assets. The new amended definition emphasizes that the output of a business is to provide goods and services to customers, whereas the previous definition focused on returns in the form of dividends, lower costs or other economic benefits. This standard is applicable to fiscal years beginning on January 1, 2020. The Bank does not expect that standard to have a material impact on the consolidated financial statements.